Parent Company Financial Information (Statements of Income) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Dividends from affiliate bank	$ 91	$ 63
Bargain purchase gain	0	891
Other income	326	164
Management and professional fees	430	327
Other expenses	2,125	2,280
Income before income taxes	5,531	3,593
Federal income tax expense	(3,104)	(1,175)
Net income	2,427	2,418
Parkway Acquisition Corp.
Condensed Financial Statements, Captions [Line Items]
Dividends from affiliate bank	803	573
Bargain purchase gain	0	891
Other income	1	7
Total income	804	1,471
Management and professional fees	35	56
Other expenses	36	27
Total expense	71	83
Income before income taxes	733	1,388
Federal income tax expense	(161)	(225)
Income before equity in undistributed income of affiliate	572	1,163
Equity in undistributed income of affiliate	1,855	1,255
Net income	$ 2,427	$ 2,418